Consolidated Balance Sheets - ILS (₪)	Dec. 31, 2025	Dec. 31, 2024
Current Assets
Cash and Cash Equivalents	₪ 13,720	₪ 54,731
Short term Investments	12,447	3,902
Other Account Receivables	45,707	55,762
Loans Granted	55,863	474,950
Total Current Assets	127,737	589,345
Intangible Assets		62,500
Investment		80,000
Total non-current assets		142,500
Total Assets	127,737	731,845
Current Liabilities
Trade payables	9,235	18,104
Other accounts payables	70,000	147,627
Total Current Liabilities	3,679,559	3,351,779
Shareholders’ Deficit
Convertible preferred stock, NIS 0.01 par value 10,000,000 shares authorized, issued and outstanding as of December 31, 2025 and 2024	100,000	100,000
Common stock, NIS 0.01 par value 990,000,000 share authorized; 2,282,124 issued and outstanding shares as of December 31, 2025 and 2024	22,821	22,821
Additional paid-in capital	1,049,703	1,049,703
Accumulated Deficit	(4,724,346)	(3,792,458)
Total Shareholders’ Deficit	(3,551,822)	(2,619,934)
Total Liabilities and Shareholders’ Deficit	127,737	731,845
Related Party
Current Liabilities
Loans from related parties	3,180,324	2,346,048
Other accounts payables – related party	₪ 420,000	₪ 840,000